Derivatives and Hedging Activities (Balance Sheet Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gross Amounts of Recognized Assets	$ 13	$ 392
Gross Amounts of Recognized Liabilities	0	0
Derivative assets, at fair value | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Gross Amounts of Recognized Assets	0	377
Derivative assets, at fair value | Not Designated as Hedging Instrument | Interest rate caps
Derivative [Line Items]
Gross Amounts of Recognized Assets	13	15
Derivative liabilities, at fair value | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Gross Amounts of Recognized Liabilities	$ 38,389	$ 5,305